S000051718 [Member] Expense Example - Putnam Sustainable Retirement 2060 Fund	Jul. 31, 2025 USD ($)
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	871
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,048
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,341
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	1,675
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,810
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,623
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	871
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750